Organization	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Organization
(1)	Organization

(a)	Description of Business
Quanergy Systems, Inc. (the “Company” or “Quanergy”) designs, develops and produces Light Detection and Ranging (“LiDAR”) sensors and is a leader in 3D sensing that delivers robust and intelligent real-time 3D object detection and classification solutions.

(b)	Business Combination
On February 8, 2022 (the “Closing Date” or “Closing”), the Company consummated the business combination (the “Business Combination”) pursuant to the terms of the Agreement and Plan of Merger, dated as of June 21, 2021 (as amended, the “Merger Agreement”), by and among CITIC Capital Acquisition Corp. (“CCAC”), CITIC Capital Merger Sub Inc. (“Merger Sub”), and Quanergy Systems, Inc., (“Legacy Quanergy”). Pursuant to the terms of the Merger Agreement, the Business Combination between the Company and Legacy Quanergy was effected through the merger of Merger Sub with and into Legacy Quanergy, with Legacy Quanergy continuing as the surviving corporation and a wholly-owned subsidiary of the Company. On the Closing Date, the registrant changed its name from CITIC Capital Acquisition Corp. to Quanergy Systems, Inc. On January 28, 2022, Legacy Quanergy changed its corporate name to Quanergy Perception Technologies, Inc.
CCAC was incorporated as a Cayman Islands exempted special purpose acquisition company. On February 7, 2022, CCAC effectuated the change of the Company’s jurisdiction of incorporation to the state of Delaware. Accordingly, each of CCAC’s issued and outstanding Class A Ordinary Shares and Class B Ordinary Shares automatically converted on a one-for-one
basis, into shares of common stock of the CCAC (“Common Stock”). Similarly, all of CCAC’s outstanding warrants became warrants to acquire shares of the Company’s common stock, and no other changes were made to the terms of any outstanding warrants.
On the Closing Date, certain investors (the “PIPE Investors”) purchased from the Company an aggregate of 184,750 shares (the “PIPE Shares”) of Common Stock at a price of $200.00 per share, for an aggregate purchase price of approximately $37.0 million (the “PIPE Financing”), in a private placement pursuant to separate subscription agreements consummated substantially concurrently with close of the Business Combination.
Upon the closing of the Business Combination and the PIPE Financing, the Company received net cash proceeds of $43.8 million.

(c)	Reverse Recapitalization
The Business Combination was accounted for as a reverse recapitalization for financial accounting and reporting purposes. Accordingly, Legacy Quanergy was deemed the accounting acquirer (and legal acquiree) and CCAC was treated as the accounting acquiree (and legal acquirer). Under this method of accounting, the reverse recapitalization was treated as the equivalent of Legacy Quanergy issuing stock for the net assets of CCAC, accompanied by a recapitalization. The net assets of CCAC are reflected at historical cost, with no goodwill or other intangible assets recorded. The consolidated assets, liabilities, and results of operations prior to the Business Combination are those of Legacy Quanergy. The shares and corresponding capital amounts and earnings per share available for common stockholders, prior to the Business Combination, have been retroactively restated as shares and per share amounts reflecting the Exchange Ratios.
The accompanying consolidated statements of stockholders’ equity, net loss per share, weighted average outstanding shares and these notes to the consolidated financial statements reflect the reverse recapitalization.

The consolidated balances and the audited consolidated financial statements of Legacy Quanergy and the share activity and per share amounts in these consolidated statements of equity were retroactively adjusted, where applicable, using the recapitalization exchange ratio (“Exchange Ratio”) of 0.1940 for shares of common stock and preferred stock, except for Series B and Series C preferred stock. Series B and Series C preferred stock were converted into shares of common stock at an exchange ratio of 0.5771 and 0.7155, respectively.

(d)	Basis of Presentation
The consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

(e)	Liquidity
As of December 31, 2021, the Company had $26.1 million of cash and cash equivalents. The Company has historically generated recurring net losses and negative cash flows from operations, however, the Company has raised capital, as discussed in “Note 1(b) — Business Combination” and “Note 19 — Subsequent Events”, by consummating its merger with a subsidiary of CITIC Capital Acquisition Corp. (“CCAC”). CCAC was a publicly traded special purpose acquisition company. Upon consummation of the Merger, the Company’s convertible promissory notes outstanding as of December 31, 2021, with an original maturity date of March 15, 2022, were repaid in full including principal and accrued interest. The Company’s convertible promissory notes due to mature in 2023 were converted into shares of common stock.

(f)	Going Concern
The Company has prepared its consolidated financial statements assuming that the Company will continue as a going concern. As of December 31, 2021, the Company had $26.1 million of cash and cash equivalents. Further, as discussed in “Note 1(b) — Business Combination” and “Note 19 — Subsequent Events”, the Company completed its business combination transaction on February 8, 2022, and effectively settled its outstanding debt balance of $106 million, thereby providing the Company with additional future financial flexibility. The transaction also gives the Company access to $125 million from a previously announced share subscription facility from Global Emerging Markets Group (“GEM”), a Luxembourg-based private alternative investment group. Access to the share subscription facility was contingent upon effectiveness of the resale
S-1
Registration Statement, which became effective in May of 2022. Should the Company not be able to access the GEM facility, it would be forced to seek other forms of financing which may not be available in sufficient amounts to fund its operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern, for a period of twelve months following the date of issuance of financial statements for the year ending December 31, 2021. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

(g)	Impact of Covid-19
Since early 2020, changes in consumers’ behavior and government-imposed restrictions because of the
Covid-19
pandemic have impacted businesses in various ways. The extent of the impact of the
COVID-19
pandemic over the longer term remain uncertain and will depend largely on future developments that cannot be accurately predicted at this time, including the duration and the spread of the pandemic both globally and within the United States, the introduction and severity of new variants of the virus and their resistance to currently approved vaccines, as well as the potential negative impact these and other factors may have on our business.
With respect to our results, sales for the years ended December 31, 2021 and 2020 were heavily impacted by
Covid-19
primarily due to the delay of projects and slowing overall business activity, as well as, in certain cases, the inability to physically access customer sites. Despite these setbacks, we reacted quickly to help offset the negative cash flow impacts of these factors with key elements of our cash preservation plan in 2020 including furloughing nearly 50% of our employees, negotiating extended payment terms with vendors, cutting wages across the entire workforce and reducing overall external contractor spending. We also benefited from a $2.5 million Paycheck Protection Program (“PPP”) loan from the Small Business Administration.
While business conditions improved sequentially each quarter in 2021, broader implications of the
COVID-19
pandemic were present throughout the year on our workforce, operations, supply chain and customer demand. Turning to 2022, significant uncertainties remain relating to disruptions from
COVID-19,
broad based supply chain shortages, and geopolitical risks related to the events unfolding in Ukraine.

(h)	Reverse Stock Split
On October 6, 2022, the Company effected a one-for-twenty reverse stock split of its Common Stock. The accompanying consolidated financial statements and footnotes retroactively reflect the impact of this reverse stock split on the Company’s Common Stock and per share amounts.